Lease	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease
9.	Lease

The Company’s operating leases mainly related to office facilities and vehicles, some of which include options to extend the leases that have not been included in the calculation of the Company’s lease liabilities and right-of-use assets. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the term.

As of December 31, 2019, there was no finance leases entered into by the Company.

As of December 31, 2019, the weighted average remaining lease term was 12.1 years and weighted average discount rate was 4.88% for the Group’s operating leases. Operating lease cost excluding cost of short-term lease for the year ended December 31, 2019 was $921. Short-term lease cost for the year ended December 31, 2019 was $487. (2018 - $948, 2017 - $793). Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2019	2018
Cash payments for operating leases	$807	$—
Right-of-use asset obtained in exchange for operating lease liabilities	135	—

Future lease payments under operating leases as of December 31, 2019 were as follows:

2020	$832
2021	806
2022	777
2023	774
2024	680
Thereafter	4,410
Total future lease payments	8,279
Less: Imputed interest	1,985
Total lease liability balance	$6,294

Minimum future rental payments under short-term lease for the year ending December 31, 2019 was $10.

As of December 31, 2019, additional operating leases that have not yet commenced were immaterial.